Schedule of Investments Engine No. 1 Transform Supply Chain ETF July 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 98.4%
Automobiles - 1.0%
General Motors Co.	2,697	$103,484
Building Products - 4.1%
Advanced Drainage Systems, Inc.	1,934	235,928
Trane Technologies plc	1,070	213,401
		449,329
Commercial Services & Supplies - 13.5%
GFL Environmental, Inc.	16,073	548,732
Waste Management, Inc.	5,543	907,888
		1,456,620
Construction & Engineering - 6.1%
WillScot Mobile Mini Holdings Corp.*	13,710	657,395
Construction Materials - 11.1%
Martin Marietta Materials, Inc.	1,808	807,200
Vulcan Materials Co.	1,814	399,987
		1,207,187
Electrical Equipment - 6.1%
Emerson Electric Co.	4,122	376,544
Rockwell Automation, Inc.	850	285,847
		662,391
Ground Transportation - 12.9%
Canadian Pacific Kansas City Ltd.	4,595	378,123
CSX Corp.	15,804	526,589
Saia, Inc.*	1,155	488,727
		1,393,439
Industrial Conglomerates - 1.6%
Siemens AG	1,037	176,705
Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	2,131	259,492
Machinery - 3.2%
Deere & Co.	447	192,031
Xylem, Inc./NY	1,381	155,708
		347,739
Metals & Mining - 1.6%
Capstone Copper Corp.*	33,124	173,074

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 24.6%
Analog Devices, Inc.	531	$105,950
First Solar, Inc.*	1,200	248,880
Lam Research Corp.	830	596,347
Micron Technology, Inc.	9,479	676,706
NVIDIA Corp.	696	325,234
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,098	703,767
		2,656,884
Trading Companies & Distributors - 10.2%
Ferguson plc	2,743	443,323
United Rentals, Inc.	629	292,284
WESCO International, Inc.	2,119	372,033
		1,107,640
Total Common Stocks
(Cost $9,799,829)		10,651,379
Total Investments - 98.4%
(Cost $9,799,829)		$10,651,379
Other Assets Less Liabilities – 1.6%		177,856
Net Assets - 100.0%		$10,829,235

*	Non-income producing security.

Engine No. 1 Transform Supply Chain ETF invested, as a percentage of net assets, in the following countries of July 31, 2023:

United States	74.0%
Canada	10.2%
Taiwan	6.5%
United Kingdom	4.1%
Ireland	2.0%
Germany	1.6%
Other(1)	1.6%
Total	100.0%

(1)	Includes cash and net other assets (liabilities).

Schedule of Investments (concluded) Engine No. 1 Transform Supply Chain ETF July 31, 2023 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2023 for the Fund based upon the three levels defined above:

Engine No. 1 Transform Supply Chain ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$10,651,379	$-	$-	$10,651,379
Total Investments	$10,651,379	$-	$-	$10,651,379

*	Please refer to the Schedule of Investments to view securities segregated by industry type.